USA MUTUALS ALL SEASONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Contracts(a)
	FUTURE OPTIONS PURCHASED - 0.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.1%
7	S&P 500 E-Mini 6860 Index(b)	ADM	01/02/2026	$ 6,860	$ 2,401,000	$ 2,573
10	S&P 500 E-Mini 6895 Index(b)	ADM	01/02/2026	6,895	3,447,500	9,625
	TOTAL PUT OPTIONS PURCHASED (Cost - $6,083)					12,198

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $6,083)					12,198

	TOTAL INVESTMENTS - 0.1% (Cost $6,083)					$ 12,198
	OTHER ASSETS IN EXCESS OF LIABILITIES - 99.9%					16,221,092
	NET ASSETS - 100.0%					$ 16,233,290

(a) Each contract allows to the holder to buy/sell 50 shares of the underlying security at the exercise price of the S&P 500 E-Mini. (b) Non-income producing security.

ADM ADM Investor Services, Inc.

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Broker/Counterparty	Expiration	Notional Amount(*)	Value and Unrealized Depreciation
17	CME E-Mini Standard & Poor's 500 Index Future		ADM	03/23/2026	$ 5,858,625	$ (32,213)
	TOTAL FUTURES CONTRACTS

(*)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.